Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Jan. 25, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 25,790		$ 25,790			$ 5,053	$ 1,942,630
Allowance for credit losses	0		0		0	0
Selling and Marketing Expense	141,618	$ 105,897	232,157	$ 612,105	708,047	1,370,889
Receivables to related party	1,942,630		1,942,630		1,933,908
Cash and cash equivalents	545,749		$ 545,749		282,475	231,050
Concentration risk percentage			100.00%
Letter of Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash	10,000	$ 10,000	$ 10,000	$ 10,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Receivables to related party	$ 1,942,630		$ 1,942,630		$ 1,933,908